FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (62)	$ (23)
Net changes in fair value of derivatives	47	(64)
Net losses reclassified from accumulated other comprehensive income into income	13	43
Accumulated derivative net losses, end of period	(2)	(44)
Income Tax
Accumulated derivative net losses, beginning of period	8	1
Net changes in fair value of derivatives	0	10
Reclassification from AOCI, Current Period, Tax	(3)	(6)
Accumulated derivative net losses, end of period	5	5
After-Tax Amount
Accumulated derivative net losses, beginning of period	(54)	(22)
Net changes in fair value of derivatives	47	(54)
Net losses reclassified from accumulated other comprehensive income into income	10	37
Accumulated derivative net losses, end of period	$ 3	$ (39)